Stock-Based Compensation (Details) - Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Stock Based Compensation Expense Excluding Stock Based Compensation In Capitalized Software Abstract
Research and development	$ 132	$ 145	$ 277	$ 250
Sales and marketing	86	114	184	213
General and administrative	614	210	2,541	485
Total	$ 832	$ 469	$ 3,002	$ 948